Share-based Awards (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Compensation Expense Recognized for Share-based Awards

Compensation expense recognized for share-based awards was as follow:

	Years ended December 31,
Share-based compensation expenses (In thousands)	2018	2019	2020
—Restricted Shares owned by certain senior management(a)	2,282	169	—
—Share options(b)	—	—	50,607
Total	2,282	169	50,607

Summary of Restricted Shares Activity

A summary of the Restricted Shares activity for the years ended December 31, 2018, 2019 and 2020 is presented below:

(Number of shares)	Restricted Shares held by certain senior management
Outstanding as of January 1, 2018	48,128,889
Vested	(44,426,667)
Outstanding as of December 31, 2018	3,702,222
Vested	(3,702,222)
Outstanding as of December 31, 2019	—
Vested	—
Outstanding as of December 31, 2020	—

Summary of Changes in Share Options Granted by the Company

A summary of the changes in the share options granted by the Company during the year ended December 31, 2018, 2019 and 2020 is as follows:

	Number of share options	Weighted average exercise price	Aggregate intrinsic value
Outstanding as of January 1, 2018	—	—	—
Granted	12,187,420	$0.51	$37,604,315
Outstanding as of December 31, 2018	12,187,420	$0.51	$37,604,315
Exercisable as of December 31, 2018	—	—	—
Granted	5,414,300	$0.54	$15,919,687
Forfeited	(205,980)	$0.50	$(572,154)
Outstanding as of December 31, 2019	17,395,740	$0.52	$52,951,848
Exercisable as of December 31, 2019	—	—	—
Granted	6,163,017	$0.55	$7,668,544
Forfeited	(683,280)	$0.67	$(1,733,224)
Exercised	(576,720)	$0.50	$(1,804,198)
Outstanding as of December 31, 2020	22,298,757	$0.54	$57,082,970

Assumptions used to Determine Fair Value of Share Options Granted

The Group calculated the estimated fair value of an options on the grant date using the binomial option pricing model with assistance from an independent valuation firm. Assumptions used to determine the fair value of share options granted during the year ended December 31, 2018, 2019 and 2020 is summarized in the following table:

	Years ended December 31,
(In thousands)	2018	2019	2020
Risk-free interest rate(i)	2.60%	1.53%	0.33%-0.88%
Expected dividend yield(ii)	0.00%	0.00%	0.00%
Expected volatility(iii)	34.88%	36.88%	37.94%-40.07%
Grant date fair value	$3.64	$3.48	$0.98-$1.93

(i)	Risk-free interest rate is based on the yields of United States Treasury securities with maturities similar to the expected life of the share options in effect at the time of grant.
(ii)	Expected dividend yield is assumed to be 0% as the Company has no history or expectation of paying dividend on its ordinary shares.
(iii)	Expected volatility is assumed based on the historical volatility of the Company’s comparable companies in the period equal to the expected life of each grant.